Vessels - Sales (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Apr. 11, 2018	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Loss on sale of vessels	$ 0	$ 364		$ 0	$ 364
VLCC Millennium
Property Plant And Equipment [Line Items]
Loss on sale of vessels			$ (364)